Summary of Available for Sale Securities (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		$ 160,399	$ 175,420
Gross Unrealized Gains		726	1,082
Gross Unrealized Losses		(1,758)	(1,370)
Fair Value		159,367	175,132
US Government Agencies Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		64,894	71,142
Gross Unrealized Gains		132	242
Gross Unrealized Losses		(730)	(388)
Fair Value		64,296	70,996
US Government-sponsored Enterprises Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		11,267	25,313
Gross Unrealized Gains		97	95
Gross Unrealized Losses		0	(5)
Fair Value		11,364	25,403
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	[1]	78,843	72,248
Gross Unrealized Gains	[1]	475	680
Gross Unrealized Losses	[1]	(1,016)	(962)
Fair Value	[1]	78,302	71,966
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	[1]	93	116
Gross Unrealized Gains	[1]	0	0
Gross Unrealized Losses	[1]	(6)	(4)
Fair Value	[1]	87	112
Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost			1,000
Gross Unrealized Gains			0
Gross Unrealized Losses			0
Fair Value			1,000
Collateralized Debt Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		1,157	1,156
Gross Unrealized Gains		0	0
Gross Unrealized Losses		0	(10)
Fair Value		1,157	1,146
US States and Political Subdivisions Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		1,000	1,270
Gross Unrealized Gains		0	1
Gross Unrealized Losses		0	0
Fair Value		1,000	1,271
Tax-exempt Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		3,145	3,175
Gross Unrealized Gains		22	64
Gross Unrealized Losses		(6)	(1)
Fair Value		$ 3,161	$ 3,238

[1]	(1) Agency securities refer to debt obligations issued or guaranteed by government corporations or government-sponsored enterprises ("GSEs"). Non-agency securities, or private-label securities, are the sole obligation of their issuer and are not guaranteed by one of the GSEs or the U.S. Government.